                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21058

                  AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)

                                   ----------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Financial Statements (unaudited)

July 31, 2010

                                TABLE OF CONTENTS

Schedules of Investments ..................................................    1
Statements of Assets and Liabilities ......................................    6
Statements of Operations ..................................................    7
Statements of Changes in Members' Capital .................................    8
Statements of Cash Flows ..................................................   10
Financial  Highlights .....................................................   11
Notes to Financial Statements .............................................   15
Approval of Investment Advisory Agreements ................................   28

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2010

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Quantitative Asset Allocation    12.61%
Convertible Arbitrage            16.89%
Fixed Income Arbitrage           22.35%
Multi-Strategy/Event Arbitrage   43.32%
Cash Equivalent                   4.83%

                                                                               % OF MEMBERS'
PORTFOLIO FUNDS                                      COST           VALUE         CAPITAL*
---------------                                  ------------   ------------   -------------
AQR RT Fund, L.P.                                $ 40,000,000   $ 40,948,538         7.01%
CNH CA Institutional Fund, L.P.                    40,000,000     47,393,033         8.12
Davidson Kempner Partners                          70,543,694     90,800,165        15.55
Farallon Capital Offshore Investors, Inc.          88,172,893     90,890,203        15.57
FFIP, L.P.                                         61,630,000     84,979,952        14.56
GMO Mean Reversion Fund (Onshore)                  40,692,369     32,899,487         5.64
Ishin Fund LLC                                     45,361,920     51,522,479         8.83
Oceanwood Global Opportunities Fund LP             55,000,000     70,785,421        12.13
Parsec Trading Corp.                               54,555,466     45,964,900         7.87
Sowood Alpha Fund, LP(1)                            3,453,269      1,285,326         0.22
                                                 ------------   ------------       ------
   TOTAL PORTFOLIO FUNDS                          499,409,611    557,469,504        95.50
                                                 ------------   ------------       ------
CASH EQUIVALENT
SEI Daily Income Trust Government
   Fund, Class A, 0.050%** (Shares 28,279,292)     28,279,292     28,279,292         4.84
                                                 ------------   ------------       ------
   TOTAL PORTFOLIO FUNDS AND CASH EQUIVALENT     $527,688,903   $585,748,796       100.34%
                                                 ============   ============       ======

*    Percentages are based on Members' Capital of $583,770,127.

**   Rate shown is the 7-day effective yield as of July 31, 2010.

(1)  Portfolio Fund in liquidation.

The aggregate cost of investments in Portfolio Funds and cash equivalent for tax purposes was $592,529,485. Net unrealized depreciation on investments in Portfolio Funds and cash equivalent for tax purposes was $6,780,689 consisting of $22,444,630 of gross unrealized appreciation and $29,225,319 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 95.50% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2010

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Distressed Investments   94.73%
Cash Equivalent           5.27%

                                                                               % OF MEMBERS'
PORTFOLIO FUNDS                                      COST           VALUE         CAPITAL*
---------------                                  ------------   ------------   -------------
AG Mortgage Value Partners, L.P.                 $ 28,987,029   $ 38,832,664         8.46%
Anchorage Capital Partners, L.P.                   60,000,000     76,287,539        16.63
Aurelius Capital Partners, LP                      55,500,000     78,913,700        17.20
Centerbridge Credit Partners, L.P.                 30,250,000     31,071,368         6.77
Davidson Kempner Distressed Opportunities
   Fund LP                                         40,000,000     43,840,085         9.56
King Street Capital, L.P.                          51,050,000     76,621,598        16.70
One East Partners, L.P.                             6,729,253      3,473,207         0.76
Silver Point Capital Fund, L.P.                    31,387,113     30,221,452         6.59
Watershed Capital Partners, L.P.                   54,050,000     58,419,678        12.73
                                                 ------------   ------------       ------
   TOTAL PORTFOLIO FUNDS                          357,953,395    437,681,291        95.40
                                                 ------------   ------------       ------
CASH EQUIVALENT
SEI Daily Income Trust Government
   Fund, Class A, 0.050%** (Shares 24,344,208)     24,344,208     24,344,208         5.31
                                                 ------------   ------------       ------
   TOTAL PORTFOLIO FUNDS AND CASH EQUIVALENT     $382,297,603   $462,025,499       100.71%
                                                 ============   ============       ======

*    Percentages are based on Members' Capital of $458,786,030.

**   Rate shown is the 7-day effective yield as of July 31, 2010.

The aggregate cost of investments in Portfolio Funds and cash equivalent for tax purposes was $417,753,628. Net unrealized appreciation on investments in Portfolio Funds and cash equivalent for tax purposes was $44,271,871 consisting of $44,774,605 of gross unrealized appreciation and $502,734 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 95.40% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2010

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Long/Short Equity Investments   85.00%
Short Equity Investments         4.16%
Cash Equivalent                 10.84%

                                                                       % OF MEMBERS'
PORTFOLIO FUNDS                                COST         VALUE         CAPITAL*
---------------                            -----------   -----------   -------------
Bay Pond Partners, L.P.                    $18,970,904   $49,753,519        5.70%
Brookside Capital Partners Fund II, L.P.    65,000,000    65,548,693        7.50
Cadian Fund LP                              50,000,000    58,130,177        6.65
Cadmus Capital Partners (QP), LP(1)          1,816,984     1,316,587        0.15
CamCap Energy, L.P.                         45,000,000    47,902,341        5.48
Conatus Capital Partners LP                 65,500,000    68,709,392        7.87
Copper River Partners, L.P.(1)               2,710,246       966,816        0.11
Highside Capital Partners, L.P.             31,063,150    38,285,268        4.38
Icarus Qualified Partners, L.P.             36,000,000    35,483,807        4.06
Joho Partners, L.P.                         50,000,000    61,652,807        7.06
MW European TOPS Fund                       80,000,000    77,475,416        8.87
Millgate Partners II, L.P.                  77,000,000    70,592,047        8.08
North River Partners, L.P.                  46,783,623    57,975,280        6.64

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                 Schedule of Investments (Unaudited) (Concluded)
                                  July 31, 2010

                                                                               % OF MEMBERS'
PORTFOLIO FUNDS (CONTINUED)                          COST           VALUE         CAPITAL*
---------------------------                      ------------   ------------   -------------
Tiger Consumer Partners, L.P.                    $ 55,000,000   $ 55,775,093         6.39%
Viking Global Equities LP                          48,460,934     90,272,626        10.33
Woodbourne Daybreak Global Fund, L.P.(1)            6,968,833        878,963         0.10
                                                 ------------   ------------       ------
   TOTAL PORTFOLIO FUNDS                          680,274,674    780,718,832        89.37
                                                 ------------   ------------       ------
CASH EQUIVALENT
SEI Daily Income Trust Government
   Fund, Class A, 0.050%** (Shares 94,879,323)     94,879,323     94,879,323        10.86
                                                 ------------   ------------       ------
   TOTAL PORTFOLIO FUNDS AND CASH EQUIVALENT     $775,153,997   $875,598,155       100.23%
                                                 ============   ============       ======

*    Percentages are based on Members' Capital of $873,620,916.

**   Rate shown is the 7-day effective yield as of July 31, 2010.

(1)  Portfolio Fund in liquidation.

The aggregate cost of investments in Portfolio Funds and cash equivalent for tax purposes was $840,967,697. Net unrealized appreciation on investments in Portfolio Funds and cash equivalent for tax purposes was $34,630,458 consisting of $61,182,233 of gross unrealized appreciation and $26,551,775 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 89.37% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Aetos Capital Opportunities Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2010

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                  (PIE CHART)

Event-Driven                     0.67%
Cash Equivalent                 20.41%
Long/Short Equity Investments   66.34%
Real Assets                     12.58%

                                                                               % OF MEMBERS'
PORTFOLIO FUNDS                                      COST           VALUE         CAPITAL*
---------------                                  ------------   ------------   -------------
GMO Tactical Opportunities Fund (Onshore)        $ 21,500,000   $ 15,138,753        10.14%
Joho Partners, L.P.                                19,000,000     31,459,402        21.06
Samlyn Onshore Fund, LP                            21,500,000     22,628,949        15.15
Sansar Capital, L.P.                                2,554,147      1,824,932         1.22
Sansar Capital Holdings, Ltd.                         289,082        401,755         0.27
Sheffield Institutional Partners, L.P.                915,748      1,008,097         0.67
Spindrift Partners, L.P.                           18,000,000     18,826,687        12.60
The Elkhorn Fund, LLC                              25,000,000     27,881,466        18.67
                                                 ------------   ------------       ------
   TOTAL PORTFOLIO FUNDS                          108,758,977    119,170,041        79.78
                                                 ------------   ------------       ------
CASH EQUIVALENT
SEI Daily Income Trust Government
   Fund, Class A, 0.050%** (Shares 30,558,783)     30,558,783     30,558,783        20.46
                                                 ------------   ------------       ------
   TOTAL PORTFOLIO FUNDS AND CASH EQUIVALENT     $139,317,760   $149,728,824       100.24%
                                                 ============   ============       ======

*    Percentages are based on Members' Capital of $149,367,590.

**   Rate shown is the 7-day effective yield as of July 31, 2010.

The aggregate cost of investments in Portfolio Funds and cash equivalent for tax purposes was $147,360,605. Net unrealized appreciation on investments in Portfolio Funds and cash equivalent for tax purposes was $2,368,219 consisting of $13,890,598 of gross unrealized appreciation and $11,522,379 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 79.78% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                  July 31, 2010
                                   (Unaudited)

                                                           AETOS CAPITAL
                                           AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                          MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                             ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                             FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                          --------------   -------------   -------------   -------------
ASSETS
Investments in Portfolio Funds and cash
   equivalent, at cost                     $527,688,903     $382,297,603    $775,153,997    $139,317,760
                                           ------------     ------------    ------------    ------------
Investments in Portfolio Funds and cash
   equivalent, at value                    $585,748,796     $462,025,499    $875,598,155    $149,728,824
Accrued income                                    1,211            1,063           4,171           1,309
Receivable for sale of investments                   --          238,483              --              --
                                           ------------     ------------    ------------    ------------
   Total assets                             585,750,007      462,265,045     875,602,326     149,730,133
                                           ------------     ------------    ------------    ------------
LIABILITIES
Redemptions of Interests payable              1,062,858        2,682,596         988,949          38,544
Investment management fees payable              372,091          292,427         556,839          95,206
Administration fees payable                     141,247          110,373         212,862          37,909
Board of Managers' fees payable                  10,094           10,094          10,094          10,094
Other accrued expenses                          393,590          383,525         212,666         180,790
                                           ------------     ------------    ------------    ------------
   Total liabilities                          1,979,880        3,479,015       1,981,410         362,543
                                           ------------     ------------    ------------    ------------
   NET MEMBERS' CAPITAL                    $583,770,127     $458,786,030    $873,620,916    $149,367,590
                                           ============     ============    ============    ============
MEMBERS' CAPITAL
Net capital                                $525,710,234     $379,058,134    $773,176,758    $138,956,526
Net unrealized appreciation on
   investments in Portfolio
   Funds and cash equivalent                 58,059,893       79,727,896     100,444,158      10,411,064
                                           ------------     ------------    ------------    ------------
   Members' Capital                        $583,770,127     $458,786,030    $873,620,916    $149,367,590
                                           ============     ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                  For the six-month period ended July 31, 2010
                                   (Unaudited)

                                                           AETOS CAPITAL
                                           AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                          MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                             ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                             FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                          --------------   -------------   -------------   -------------
Investment income:
   Dividends from money market funds       $      6,218     $      7,648    $    20,685     $     6,898
                                           ------------     ------------    -----------     -----------
Expenses:
   Investment management fees                 2,042,789        1,654,638      3,111,234         539,978
   Administration fees                          257,789          212,333        391,580          70,898
   Board of Managers' fees                       19,625           19,625         19,625          19,625
   Professional fees                            193,863          188,023        140,568         111,938
   Custodian fees                                28,932           23,730         43,289           8,755
   Registration fees                              6,000            6,000          6,000           6,000
   Printing fees                                  3,000            3,000          3,000           3,000
   Other expenses                                11,247           10,273         10,621           9,342
                                           ------------     ------------    -----------     -----------
      Total expenses                          2,563,245        2,117,622      3,725,917         769,536
                                           ------------     ------------    -----------     -----------
Net investment loss                          (2,557,027)      (2,109,974)    (3,705,232)       (762,638)
                                           ------------     ------------    -----------     -----------
Net gain/(loss) on Portfolio Funds sold             568        3,192,471     (3,605,468)     (1,682,384)
Net change in unrealized appreciation
   on investments in Portfolio Funds
   and cash equivalent                       18,731,397       11,753,804      2,443,775       2,604,359
                                           ------------     ------------    -----------     -----------
Net increase/(decrease) in Members'
   Capital derived from
   investment activities                   $ 16,174,938     $ 12,836,301    $(4,866,925)    $   159,337
                                           ============     ============    ===========     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

For the six-month period ended July 31, 2010 and the year ended January 31, 2010

                                                         AETOS                AETOS CAPITAL DISTRESSED
                                                 CAPITAL MULTI-STRATEGY        INVESTMENT STRATEGIES
                                                  ARBITRAGE FUND, LLC                FUND, LLC
                                              ---------------------------   ---------------------------
                                                2/1/10 -                      2/1/10 -
                                                 7/31/10       2/1/09 -        7/31/10       2/1/09 -
                                               (UNAUDITED)      1/31/10      (UNAUDITED)      1/31/10
                                              ------------   ------------   ------------   ------------
From investment activities:
   Net investment loss                        $ (2,557,027)  $ (4,016,264)  $ (2,109,974)  $ (3,437,365)
   Net gain/(loss) on Portfolio Funds sold             568     (8,683,817)     3,192,471     (1,889,144)
   Net change in unrealized appreciation on
     investments in Portfolio Funds
     and cash equivalent                        18,731,397     93,996,765     11,753,804     77,224,421
                                              ------------   ------------   ------------   ------------
     Net increase in Members' Capital
       derived from investment activities       16,174,938     81,296,684     12,836,301     71,897,912
                                              ------------   ------------   ------------   ------------
Distributions:
   Tax withholding on behalf of foreign
      investors                                    (62,679)      (661,087)       (18,828)      (844,815)
                                              ------------   ------------   ------------   ------------
Total distributions                                (62,679)      (661,087)       (18,828)      (844,815)
                                              ------------   ------------   ------------   ------------
Members' Capital transactions:
   Proceeds from sales of Interests             73,206,774     47,497,205     48,590,989     52,930,465
   Redemptions of Interests                    (11,423,683)   (70,770,292)   (27,392,457)   (55,446,922)
   Transfers of Interests                               --     59,829,647             --      2,559,325
                                              ------------   ------------   ------------   ------------
Net increase in Members' Capital derived
   from capital transactions                    61,783,091     36,556,560     21,198,532         42,868
                                              ------------   ------------   ------------   ------------
Net increase in Members' Capital                77,895,350    117,192,157     34,016,005     71,095,965
Members' Capital at beginning of period        505,874,777    388,682,620    424,770,025    353,674,060
                                              ------------   ------------   ------------   ------------
Members' Capital at end of period             $583,770,127   $505,874,777   $458,786,030   $424,770,025
                                              ============   ============   ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Statements of Changes in Members' Capital (concluded)

For the six-month period ended July 31, 2010 and the year ended January 31, 2010

                                                AETOS CAPITAL LONG/SHORT            AETOS CAPITAL
                                                  STRATEGIES FUND, LLC         OPPORTUNITIES FUND, LLC
                                              ----------------------------   ---------------------------
                                                2/1/10 -                       2/1/10 -
                                                 7/31/10        2/1/09 -        7/31/10       2/1/09 -
                                               (UNAUDITED)      1/31/10       (UNAUDITED)      1/31/10
                                              ------------   -------------   ------------   ------------
From investment activities:
   Net investment loss                        $ (3,705,232)  $  (6,703,288)  $   (762,638)  $ (1,408,994)
   Net loss on Portfolio Funds sold             (3,605,468)    (39,566,144)    (1,682,384)    (2,083,718)
   Net change in unrealized appreciation on
      investments in Portfolio funds
      and cash equivalent                        2,443,775      69,436,602      2,604,359      6,392,555
                                              ------------   -------------   ------------   ------------
    Net increase/(decrease) in Members'
       Capital derived from investment
       activities                               (4,866,925)     23,167,170        159,337      2,899,843
                                              ------------   -------------   ------------   ------------
Distributions:
   Tax withholding on behalf of foreign
      investors                                   (598,693)     (2,413,742)      (406,087)      (454,264)
                                              ------------   -------------   ------------   ------------
Total distributions                               (598,693)     (2,413,742)      (406,087)      (454,264)
                                              ------------   -------------   ------------   ------------
Members' Capital transactions:
   Proceeds from sales of Interests            110,602,934     109,450,677     12,222,287     21,441,584
   Redemptions of Interests                    (12,457,344)   (169,491,276)      (672,160)   (34,732,394)
   Transfers of Interests                               --     (63,545,672)            --      1,156,700
                                              ------------   -------------   ------------   ------------
Net increase/(decrease) in Members' Capital
   derived from capital transactions            98,145,590    (123,586,271)    11,550,127    (12,134,110)
                                              ------------   -------------   ------------   ------------
Net increase/(decrease) in Members' Capital     92,679,972    (102,832,843)    11,303,377     (9,688,531)
Members' Capital at beginning of period        780,940,944     883,773,787    138,064,213    147,752,744
                                              ------------   -------------   ------------   ------------
Members' Capital at end of period             $873,620,916   $ 780,940,944   $149,367,590   $138,064,213
                                              ============   =============   ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows

                  For the six-month period ended July 31, 2010
                                   (Unaudited)

                                                               AETOS CAPITAL
                                               AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                              MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                                 ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                                 FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                              --------------   -------------   -------------   -------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase/(decrease) in Members' Capital
   derived from investment activities          $ 16,174,938     $ 12,836,301   $  (4,866,925)   $    159,337
Adjustments to reconcile net
   increase/(decrease) in Members' Capital
   from investment activities to net cash
   used in operating activities:
   Purchases of Portfolio Funds                 (50,000,000)     (30,250,000)    (60,000,000)     (7,184,460)
   Purchases of cash equivalent                 (28,279,292)     (24,344,208)    (94,879,323)    (30,558,783)
   Sales of Portfolio Funds                             568        9,100,024         768,871       6,153,409
   Net (gain)/loss on Portfolio Funds sold             (568)      (3,192,471)      3,605,468       1,682,384
   Net change in unrealized appreciation on
      investments in Portfolio Funds and
      cash equivalent                           (18,731,397)     (11,753,804)     (2,443,775)     (2,604,359)
   Decrease/(increase) in accrued income               (234)             113          (2,020)           (354)
   Decrease in receivable for sale of
      investments                                   668,520          750,580       2,496,743         123,243
   Increase in investment management fees
      payable                                        49,650           21,682          59,073           7,205
   Increase in administration fees payable           68,415           49,341          97,915          16,283
   Increase in Board of Managers' fees
      payable                                           563              563             563             563
   Increase/(decrease) in other accrued
      expenses                                       41,500           50,927         (45,050)            948
                                               ------------     ------------   -------------    ------------
Net cash used in operating activities           (80,007,337)     (46,730,952)   (155,208,460)    (32,204,584)
                                               ------------     ------------   -------------    ------------
DISTRIBUTIONS
Tax withholding on behalf of foreign
   investors                                        (62,679)         (18,828)       (598,693)       (406,087)
                                               ------------     ------------   -------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                 72,510,294       48,264,169     109,858,214      12,168,707
Redemptions of Interests                        (15,440,674)     (28,302,236)    (21,983,290)     (2,991,312)
                                               ------------     ------------   -------------    ------------
Net cash provided by financing activities        57,069,620       19,961,933      87,874,924       9,177,395
                                               ------------     ------------   -------------    ------------
Net decrease in cash and cash equivalents       (23,000,396)     (26,787,847)    (67,932,229)    (23,433,276)
Cash and cash equivalents, beginning of
   period                                        23,000,396       26,787,847      67,932,229      23,433,276
                                               ------------     ------------   -------------    ------------
Cash, end of period                            $         --     $         --   $          --    $         --
                                               ============     ============   =============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights

                                                AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                    -----------------------------------------------------------------------
                                      2/1/10 -
                                      7/31/10      2/1/09 -    2/1/08 -    2/1/07 -    2/1/06 -    2/1/05 -
                                    (UNAUDITED)     1/31/10     1/31/09     1/31/08     1/31/07     1/31/06
                                    -----------    --------    --------    --------    --------    --------
Total return(1)                         3.28%         21.29%     (20.29)%     (1.76)%     10.36%       6.48%
Net assets, end of period (000's)   $583,770       $505,875    $388,683    $574,125    $447,632    $320,267
Ratios to average net assets:
   Expenses (2)(4)                      0.95%(3)       0.98%       0.96%       0.90%       0.95%       0.95%
   Net investment loss                 (0.95)%(3)     (0.96)%     (0.80)%     (0.62)%     (0.75)%     (0.77)%
Portfolio turnover rate (5)             0.00%         11.01%       5.35%      14.01%      16.80%       6.24%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                         -----------------------------------------------------------------------
                                           2/1/10 -
                                           7/31/10      2/1/09 -    2/1/08 -    2/1/07 -    2/1/06 -    2/1/05 -
                                         (UNAUDITED)     1/31/10     1/31/09     1/31/08     1/31/07     1/31/06
                                         -----------    --------    --------    --------    --------    --------
Total return(1)                              3.16%         22.03%      (8.57)%      4.32%      12.95%       8.46%
Net assets, end of period (000's)        $458,786       $424,770    $353,674    $168,426    $109,967     $66,508
Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                  0.97%(3)       1.00%       1.02%       1.03%       1.08%       1.24%
   Expenses, net of waivers and
      reimbursements (2)(4)                  0.97%(3)       1.00%       1.01%       0.99%       1.00%       1.00%
   Net investment loss, before waivers
      and reimbursements                    (0.96)%(3)     (0.95)%     (0.30)%     (0.69)%     (0.76)%     (0.88)%
   Net investment loss, net of waivers
      and reimbursements                    (0.96)%(3)     (0.95)%     (0.29)%     (0.65)%     (0.68)%     (0.64)%
Portfolio turnover rate (5)                  2.19%          6.74%      12.51%       0.00%      13.69%       0.00%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                         --------------------------------------------------------------------------
                                           2/1/10 -
                                           7/31/10      2/1/09 -    2/1/08 -      2/1/07 -     2/1/06 -    2/1/05 -
                                         (UNAUDITED)     1/31/10     1/31/09       1/31/08      1/31/07     1/31/06
                                         -----------    --------    --------     ----------    --------    --------
Total return(1)                             (0.28)%         3.57%      (9.33)%         7.04%       9.61%      11.66%
Net assets, end of period (000's)        $873,621       $780,941    $883,774     $1,043,373    $738,210    $471,815
Ratios to average net assets:
   Expenses (2)(4)                           0.91%(3)       0.89%        0.88%         0.88%       0.92%       0.94%
   Net investment loss                      (0.90)%(3)     (0.86)%      (0.63)%       (0.66)%     (0.65)%     (0.78)%
Portfolio turnover rate (5)                  0.10%         42.29%       12.24%        20.12%       6.13%       9.65%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)

                                                           AETOS CAPITAL OPPORTUNITIES FUND, LLC
                                         -------------------------------------------------------------------------
                                           2/1/10 -
                                           7/31/10      2/1/09 -    2/1/08 -    2/1/07 -    2/1/06 -    5/27/05* -
                                         (UNAUDITED)     1/31/10     1/31/09     1/31/08     1/31/07      1/31/06
                                         -----------    --------    --------    --------    --------    ----------
Total return(1)                              0.25%          2.64%      (9.03)%      7.24%       2.41%      4.94%
Net assets, end of period (000's)        $149,368       $138,064    $147,753    $186,823    $139,909    $72,856
Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                  1.08%(3)       1.11%       0.99%       0.97%       1.05%      1.44%(3)
   Expenses, net of waivers and
      reimbursements (2)(4)                  1.08%(3)       1.11%       0.99%       0.97%       1.04%      1.07%(3)
   Net investment loss, before waivers
      and reimbursements                    (1.07)%(3)     (1.06)%     (0.46)%     (0.37)%     (0.57)%    (1.11)%(3)
   Net investment loss, net of waivers
      and reimbursements                    (1.07)%(3)     (1.06)%     (0.46)%     (0.37)%     (0.56)%    (0.74)%(3)
Portfolio turnover rate (5)                  5.25%         11.83%       5.54%      24.25%      24.26%      0.00%

*    Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                  July 31, 2010
                                   (Unaudited)

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC, and the Aetos Capital Opportunities Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of July 31, 2010 the Feeder Funds' beneficial ownership of their corresponding Master Funds' members' capital are 81.51%, 84.54%, 84.93%, and 91.13% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund, Aetos Capital Long/Short Strategies Cayman Fund, and Aetos Capital Opportunities Cayman Fund, respectively, and 1%, 1%, 1%, and less than 1% for the Aetos Capital Multi-Strategy Arbitrage Cayman II Fund, Aetos Capital Distressed Investment Strategies Cayman II Fund, Aetos Capital Long/Short Strategies Cayman II Fund and Aetos Capital Opportunities Cayman II Fund, respectively.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Opportunities Fund, LLC seeks capital appreciation by investing its assets among a select group of alternative asset managers employing different absolute return investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The Financial Accounting Standards Board ("FASB") issued ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES, which establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly the fair value hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3). The levels of the fair value hierarchy under FASB ASC Topic 820-10-35-39 to 55 are as follows:

     - Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

     -    Level 3 - Inputs that are unobservable;

Inputs broadly refer to assumptions that market participants use to make valuation decisions, including assumptions about risk. ASC Topic 820-10-35-59 permits the Investment Manager to estimate the fair value of the investments in the Portfolio Funds at the net asset value reported by the Portfolio Funds if the net asset value is calculated in a manner consistent with the measurement principles of ASC Topic 946, FINANCIAL SERVICES - INVESTMENT COMPANIES. The Investment Manager evaluates each Portfolio Fund individually to determine that its net asset value is calculated in a manner consistent with ASC 946. The Investment Manager also considers whether an adjustment to the net asset value reported by the Portfolio Fund is necessary based upon various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund's investment portfolio or other assets and liabilities. The Investment Manager also considers such factors in determining whether a Portfolio Fund should be classified as Level 2 or Level 3 within the fair value hierarchy.

The following table presents information about the level within the fair value hierarchy at which the Funds' investments are measured as of July 31, 2010:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                   LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                 -----------   ------------   ------------   ------------
Investments in Portfolio Funds   $        --   $171,335,404   $386,134,100   $557,469,504
Cash equivalent                   28,279,292             --             --     28,279,292
                                 -----------   ------------   ------------   ------------
TOTAL                            $28,279,292   $171,335,404   $386,134,100   $585,748,796
                                 ===========   ============   ============   ============

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                   LEVEL 1     LEVEL 2      LEVEL 3         TOTAL
                                 -----------   -------   ------------   ------------
Investments in Portfolio Funds   $        --     $--     $437,681,291   $437,681,291
Cash equivalent                   24,344,208      --               --     24,344,208
                                 -----------     ---     ------------   ------------
TOTAL                            $24,344,208     $--     $437,681,291   $462,025,499
                                 ===========     ===     ============   ============

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                   LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                 -----------   ------------   ------------   ------------
Investments in Portfolio Funds   $        --   $256,929,379   $523,789,453   $780,718,832
Cash equivalent                   94,879,323             --             --     94,879,323
                                 -----------   ------------   ------------   ------------
TOTAL                            $94,879,323   $256,929,379   $523,789,453   $875,598,155
                                 ===========   ============   ============   ============

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                   LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
                                 -----------   -----------   -----------   ------------
Investments in Portfolio Funds   $        --   $43,020,219   $76,149,822   $119,170,041
Cash equivalent                   30,558,783            --            --     30,558,783
                                 -----------   -----------   -----------   ------------
TOTAL                            $30,558,783   $43,020,219   $76,149,822   $149,728,824
                                 ===========   ===========   ===========   ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                     AETOS CAPITAL
                                     AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                    MULTI-STRATEGY     INVESTMENT     LONG/SHORT     AETOS CAPITAL
                                       ARBITRAGE       STRATEGIES     STRATEGIES     OPPORTUNITIES
                                       FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                    --------------   -------------   -------------   -------------
Beginning Balance as of 1/31/10      $382,299,856     $401,585,040    $513,443,349    $76,403,140
Realized gain/(loss)                           --        3,192,471      (3,605,467)    (1,682,384)
Change in unrealized appreciation      18,568,287       11,753,804         572,604      5,398,015
Net purchase/sales                     30,000,000       21,149,976      24,231,128     (3,968,949)
Net transfers in and/or out of
   Level 3                            (44,734,043)              --     (10,852,161)            --
                                     ------------     ------------    ------------    -----------
Ending Balance as of 7/31/10         $386,134,100     $437,681,291    $523,789,453    $76,149,822
                                     ============     ============    ============    ===========

All net realized gains and losses and changes in unrealized appreciation in the preceding table are included in the Statements of Operations. The changes in net unrealized appreciation/(depreciation) of investments in Portfolio Funds still held by the Funds at July 31, 2010 were as follows:

                                                   AETOS CAPITAL
                                   AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                  MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                     ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                     FUND, LLC       FUND, LLC       FUND, LLC        FUND, LLC
                                  --------------   -------------   -------------   -------------
Change in unrealized
   appreciation/(depreciation)      $18,568,287     $11,517,686     $(2,984,878)     $3,422,872
                                    ===========     ===========     ===========      ==========

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

In January 2010, the FASB issued Accounting Standards Update ("ASU") No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds adopted ASU 2010-6 on February 1, 2010. The adoption of ASU No. 2010-6 did not have any impact on the Funds' financial statements.

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant. Such withholdings are listed as distributions in the Statements of Changes in Members' Capital, and are allocated to the individual Members' Capital accounts to which they apply.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

Cash and cash equivalents is defined as cash on deposit at financial institutions, investments in money market funds, and highly liquid investments with original maturities of three months or less. Each Fund invests its cash in the SEI Daily Income Trust Government Fund, a money market fund managed by an affiliate of the Administrator. These holdings are included in the investments in Portfolio Funds and cash equivalent balance on the Statements of Assets and Liabilities. The cost of the money market funds held at July 31, 2010 equals fair value.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Program fee may also include an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million and 0.08% on net assets over $500 million, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $3,000 annually to act as qualified Custodian for each Cayman feeder fund.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act received an annual retainer of $35,500 and regular quarterly meeting fees of $3,625 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee received an additional annual retainer of $2,500. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. RISK FACTORS

Limitations on the Funds' ability to withdraw their assets from Portfolio Funds may limit the Funds' ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. Many Portfolio Funds may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate." In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds' ability to repurchase their Interests.

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use of leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund. Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. INVESTMENT TRANSACTIONS

For the six-month period ended July 31, 2010, purchases and sales of investments in Portfolio Funds were as follows:

FUND                                                        PURCHASES       SALES
----                                                       -----------   ----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $50,000,000   $      568
Aetos Capital Distressed Investment Strategies Fund, LLC    30,250,000    9,100,024
Aetos Capital Long/Short Strategies Fund, LLC               60,000,000      768,871
Aetos Capital Opportunities Fund, LLC                        7,184,460    6,153,409

7. INVESTMENTS

As of July 31, 2010, collectively the Funds had investments in forty-two Portfolio Funds, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial investment.

The liquidity provisions shown in the following tables apply after any applicable lock-up provisions.

                                                                                       NUMBER
                                                                                         OF      % OF TOTAL
                                                                                     PORTFOLIO    PORTFOLIO
                                                                                       FUNDS        FUNDS
                                                                                     ---------   ----------
AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
Funds allowing monthly withdrawals (notice period of 30 days)                            2          15.60%
Funds allowing quarterly withdrawals (notice periods ranging from 14 to 60 days)         3          23.64%
Funds allowing annual withdrawals (notice periods ranging from 45 to 90 days)            4          60.53%
Funds in liquidation                                                                     1           0.23%

                                                                                       NUMBER
                                                                                         OF      % OF TOTAL
                                                                                     PORTFOLIO    PORTFOLIO
                                                                                       FUNDS        FUNDS
                                                                                     ---------   ----------
AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
Funds allowing quarterly withdrawals (notice periods ranging from 60 to 90 days)         3          31.65%
Funds allowing semi-annual withdrawals (notice period of 65 days)                        1          18.03%
Funds allowing annual withdrawals (notice periods ranging from 60 to 90 days)            4          43.22%
Funds allowing bi-annual withdrawals (notice period of 90 days)                          1           7.10%

                                                                                       NUMBER
                                                                                         OF      % OF TOTAL
                                                                                     PORTFOLIO    PORTFOLIO
                                                                                       FUNDS        FUNDS
                                                                                     ---------   ----------
AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
Funds allowing monthly withdrawals (notice period of 30 days)                            1           9.92%
Funds allowing quarterly withdrawals (notice periods ranging from 45 to 90 days)         7          54.40%
Funds allowing semi-annual withdrawals (notice periods ranging from 30 to 45 days)       2          14.27%
Funds allowing annual withdrawals (notice periods ranging from 30 to 45 days)            3          21.01%
Funds in liquidation                                                                     3           0.40%

                                                                                       NUMBER
                                                                                         OF      % OF TOTAL
                                                                                     PORTFOLIO    PORTFOLIO
                                                                                       FUNDS        FUNDS
                                                                                     ---------   ----------
AETOS CAPITAL OPPORTUNITIES FUND, LLC
Funds allowing monthly withdrawals (notice periods ranging from 5 to 30days)             2          36.10%
Funds allowing quarterly withdrawals (notice period of 45 days)                          1           1.53%
Funds allowing semi-annual withdrawals (notice periods ranging from 30 to 65 days)       3          61.18%
Funds allowing annual withdrawals (notice periods ranging from 45 to 90 days)            2           1.19%

The following tables list the Funds' investments in Portfolio Funds as of July 31, 2010.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                                              FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                    STRATEGY                7/31/2010       CAPITAL       LIQUIDITY*
-------------------                         ------------------------------   ------------   -------------   -----------
AQR RT Fund, L.P.                            Quantitative Asset Allocation   $ 40,948,538        7.01%        Monthly
CNH CA Institutional Fund, L.P.                  Convertible Arbitrage         47,393,033        8.12        Quarterly
Davidson Kempner Partners                   Multi-Strategy/Event Arbitrage     90,800,165       15.55          Annual
Farallon Capital Offshore Investors, Inc.   Multi-Strategy/Event Arbitrage     90,890,203       15.57          Annual
FFIP, L.P.                                      Fixed Income Arbitrage         84,979,952       14.56          Annual
GMO Mean Reversion Fund (Onshore)            Quantitative Asset Allocation     32,899,487        5.64        Quarterly
Ishin Fund LLC                                   Convertible Arbitrage         51,522,479        8.83        Quarterly
Oceanwood Global
   Opportunities Fund LP                    Multi-Strategy/Event Arbitrage     70,785,421       12.13          Annual
Parsec Trading Corp.                            Fixed Income Arbitrage         45,964,900        7.87         Monthly
Sowood Alpha Fund, LP                       Multi-Strategy/Event Arbitrage      1,285,326        0.22          Annual
                                                                             ------------       -----
                                                                             $557,469,504       95.50%
                                                                             ------------       -----

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                                                              FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                    STRATEGY                7/31/2010       CAPITAL       LIQUIDITY*
-------------------                         ------------------------------   ------------   -------------   -----------
AG Mortgage Value Partners, L.P.                Distressed Investments       $ 38,832,664        8.46%         Annual
Anchorage Capital Partners, L.P.                Distressed Investments         76,287,539       16.63          Annual
Aurelius Capital Partners, LP                   Distressed Investments         78,913,700       17.20       Semi-Annual
Centerbridge Credit Partners, L.P.              Distressed Investments         31,071,368        6.77        Bi-Annual
Davidson Kempner Distressed
  Opportunites Fund LP                          Distressed Investments         43,840,085        9.56          Annual
King Street Capital, L.P.                       Distressed Investments         76,621,598       16.70        Quarterly
One East Partners, L.P.                         Distressed Investments          3,473,207        0.76        Quarterly
Silver Point Capital Fund, L.P.                 Distressed Investments         30,221,452        6.59          Annual
Watershed Capital Partners, L.P.                Distressed Investments         58,419,678       12.73        Quarterly
                                                                             ------------       -----
                                                                             $437,681,291       95.40%
                                                                             ------------       -----

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                                              FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                    STRATEGY                7/31/2010       CAPITAL       LIQUIDITY*
-------------------                         ------------------------------   ------------   -------------   -----------
Bay Pond Partners, L.P.                      Long/Short Equity Investments   $ 49,753,519        5.70%      Semi-Annual
Brookside Capital Partners Fund II, L.P.     Long/Short Equity Investments     65,548,693        7.50        Quarterly
Cadian Fund LP                               Long/Short Equity Investments     58,130,177        6.65        Quarterly
Cadmus Capital Partners (QP), LP             Long/Short Equity Investments      1,316,587        0.15        Quarterly
CamCap Energy, L.P.                          Long/Short Equity Investments     47,902,341        5.48        Quarterly
Conatus Capital Partners LP                  Long/Short Equity Investments     68,709,392        7.87        Quarterly
Copper River Partners, L.P.                    Short Equity Investments           966,816        0.11          Annual
Highside Capital Partners, L.P.              Long/Short Equity Investments     38,285,268        4.38          Annual
Icarus Qualified Partners, L.P.                Short Equity Investments        35,483,807        4.06          Annual
Joho Partners, L.P.                          Long/Short Equity Investments     61,652,807        7.06       Semi-Annual
MW European TOPS Fund                        Long/Short Equity Investments     77,475,416        8.87         Monthly
Millgate Partners II, L.P.                   Long/Short Equity Investments     70,592,047        8.08        Quarterly
North River Partners, L.P.                   Long/Short Equity Investments     57,975,280        6.64        Quarterly
Tiger Consumer Partners, L.P.                Long/Short Equity Investments     55,775,093        6.39        Quarterly
Viking Global Equities LP                    Long/Short Equity Investments     90,272,626       10.33          Annual
Woodbourne Daybreak Global Fund, L.P.        Long/Short Equity Investments        878,963        0.10        Quarterly
                                                                             ------------       -----
                                                                             $780,718,832       89.37%
                                                                             ------------       -----

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                                                              FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                    STRATEGY                7/31/2010       CAPITAL       LIQUIDITY*
-------------------                         ------------------------------   ------------   -------------   -----------
GMO Tactical Opportunities Fund (Onshore)    Long/Short Equity Investments   $ 15,138,753       10.14%        Monthly
Joho Partners, L.P.                          Long/Short Equity Investments     31,459,402       21.06       Semi-Annual
Samlyn Onshore Fund, LP                      Long/Short Equity Investments     22,628,949       15.15       Semi-Annual
Sansar Capital, L.P.                         Long/Short Equity Investments      1,824,932        1.22        Quarterly
Sansar Capital Holdings, Ltd.                Long/Short Equity Investments        401,755        0.27          Annual
Sheffield Institutional Partners, L.P.               Event-Driven               1,008,097        0.67          Annual
Spindrift Partners, L.P.                              Real Assets              18,826,687       12.60       Semi-Annual
The Elkhorn Fund, LLC                        Long/Short Equity Investments     27,881,466       18.67         Monthly
                                                                             ------------       -----
                                                                             $119,170,041       79.78%
                                                                             ------------       -----

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

                    Notes to Financial Statements (concluded)

8. COMMITMENTS

At July 31, 2010, the Funds had made no commitments to purchase Portfolio Funds and had submitted no redemption requests from the Portfolio Funds.

9. SUBSEQUENT EVENTS

Through September 1, 2010, the Funds paid no redemptions and received the following contributions:

FUND                                                         AMOUNT
----                                                       ----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $3,093,969
Aetos Capital Distressed Investment Strategies Fund, LLC    1,548,281
Aetos Capital Long/Short Strategies Fund, LLC               3,098,281
Aetos Capital Opportunities Fund, LLC                          13,968

The following table summarizes the redemption requests received by the Funds subsequent to July 31, 2010:

                                                                       ESTIMATED REDEMPTION     % OF
                                                           NUMBER OF     AMOUNT SUBSEQUENT    MEMBERS'
FUND                                                       INVESTORS        TO 7/31/10         CAPITAL
----                                                       ---------   --------------------   --------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC               32           $15,434,989         2.64%
Aetos Capital Distressed Investment Strategies Fund, LLC       32            14,886,132         3.24%
Aetos Capital Long/Short Strategies Fund, LLC                  33            53,033,147         6.07%
Aetos Capital Opportunities Fund, LLC                          27            13,018,813         8.72%

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2010.

                   Approval of Investment Advisory Agreements

                                  July 31, 2010
                                   (Unaudited)

At a meeting held in person on July 20, 2010, the Board of Managers of each Fund, including the independent board members (the "Boards"), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by the Investment Manager. The Boards also considered the proposed fees to be charged under the Investment Advisory Agreements, as well as each Fund's performance, and reviewed the comparative fee and performance data previously provided by the Investment Manager. They also considered the information provided by the Investment Manager regarding the Investment Manager's financial performance and profitability. In considering the approval of the Advisory Agreement for each Fund, the Board members gave particular consideration to the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES

The Board of each Fund reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Funds under the Investment Advisory Agreements, including the selection of underlying hedge funds ("Portfolio Funds"), allocation of each Fund's assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds' investment managers ("Portfolio Managers"), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager under the Investment Advisory Agreements, including, among other things, providing to each Fund office facilities, equipment and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to each Fund. The Boards determined that the Investment Manager's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the performance of each Fund based on information provided by the Investment Manager that showed each Fund's return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Boards considered each Fund's performance since inception, the relative lack of correlation of such performance to fixed income or equity indices generally, and the performance of each Fund over the prior year during a period of extreme market stress. The Boards concluded that each Fund's performance was satisfactory.

             Approval of Investment Advisory Agreements (concluded)

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the management fee rate (the "Management Fee") and total expense ratio of each Fund. The Boards also reviewed the annual separate program (the "Program") fee of up to 0.50% and the performance fee of up to 10% of aggregate Program net profits above the return of the 90 day Treasury Bill (the "Incentive Fee") payable to the Investment Manager by investors in the Funds. The Boards also reviewed a report prepared by the Investment Manager comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to the Investment Manager, including the Program fee and the Incentive Fee, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that each Fund's Management Fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Boards reviewed the structure of each Fund's Management Fee schedule under the Investment Advisory Agreements and noted that it does not include any breakpoints. The Boards considered that each Fund's Management Fee was 0.75% and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

PROFITABILITY OF ADVISER AND AFFILIATES

The Boards considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and its affiliates during the previous year from the Investment Manager's relationship with each Fund. The Boards noted that the Funds' investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by the Investment Manager are appropriate. The Boards noted that the Investment Manager had first become profitable in 2005, and that its profit margins had not substantially increased since that time. Based on their review of the information they received, the Boards concluded that the profits earned by the Investment Manager and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board of each Fund concluded it would be in the best interest of the Funds and its Members to approve the Investment Advisory Agreements.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since the Registrant's last proxy solicitation.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Aetos Capital Long/Short Strategies
                                        Fund, LLC


By (Signature and Title)*               /s/ Michael F. Klein
                                        ----------------------------------------
                                        Michael F. Klein, President

Date: 10/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Michael F. Klein
                                        ----------------------------------------
                                        Michael F. Klein, President

Date: 10/1/10


By (Signature and Title)*               /s/ Scott D. Sawyer
                                        ----------------------------------------
                                        Scott D. Sawyer, Treasurer

Date: 10/1/10

* Print the name and title of each signing officer under his or her signature.